INCOME TAXES - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Tax at federal statutory rate	$ (5,473)	$ (7,214)
State, net of federal benefit	(218)	(350)
Contingent liabilities	0	(168)
Share-based compensation	2,371	1,143
Foreign-derived intangible income	(55)	0
Research and development credits	(444)	(1,064)
Change in uncertain tax positions	78	119
State tax rate change	(570)	37
Change in valuation allowance	880	228
Other	(296)	(39)
Total income tax expense (benefit)	$ (3,727)	$ (7,308)
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Tax at federal statutory rate	21.00%	21.00%
State, net of federal benefit	0.80%	1.00%
Contingent liabilities	0	0.005
Share-based compensation	(9.00%)	(3.30%)
Foreign-derived intangible income	0.20%	0.00%
Research and development credits	1.70%	3.10%
Change in uncertain tax positions	(0.30%)	(0.30%)
State tax rate change	2.20%	(0.10%)
Change in valuation allowance	(3.40%)	(0.70%)
Other	1.10%	0.10%
Total income tax benefit and effective tax rate	14.30%	21.30%